Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Taxes
Income before income taxes

($ in millions)
For the year ended December 31:	2020	2019	2018
Income/(loss) from continuing operations before income taxes
U.S. operations	$(1,726)	$(315)	$627
Non-U.S. operations	6,363	10,481	10,715
Total income from continuing operations before income taxes	$4,637	$10,166	$11,342

Components of the provision for income taxes by geographic operations and taxing jurisdiction

($ in millions)
For the year ended December 31:	2020	2019	2018
U.S. operations	$2,004	$(408)	$1,199
Non-U.S. operations	(2,868)	1,139	1,420
Total continuing operations provision for/(benefit from) income taxes	$(864)	$731	$2,619

($ in millions)
For the year ended December 31:	2020	2019	2018
U.S. federal
Current	$315	$331	$(342)
Deferred	1,177	(839)	1,377
	$1,492	$(508)	$1,035
U.S. state and local
Current	$316	$(85)	$127
Deferred	(315)	(82)	(292)
	$1	$(167)	$(165)
Non-U.S.
Current	$1,827	$1,829	$2,135
Deferred	(4,184)	(423)	(386)
	$(2,357)	$1,406	$1,749
Total continuing operations provision for/(benefit from) income taxes	$(864)	$731	$2,619
Discontinued operations provision for/(benefit from) income taxes	(13)	(1)	2
Provision for social security, real estate, personal property and other taxes	3,199	3,304	3,322
Total taxes included in net income	$2,322	$4,034	$5,943

Effective income tax rate reconciliation

For the year ended December 31:	2020	2019	2018
Statutory rate	21%	21%	21%
Enactment of U.S. tax reform	—	1	18
Tax differential on foreign income	(15)	(11)	(9)
Intra-entity IP sale	(20)	—	—
Domestic incentives	(4)	(2)	(3)
State and local	0	(1)	(1)
Other	(1)	(1)	(3)
Effective rate	(19)%	7%	23%

Percentages rounded for disclosure purposes.

Components of deferred tax assets and liabilities

Deferred Tax Assets

($ in millions)
At December 31:	2020		2019
Retirement benefits	$3,946		$3,766
Leases	1,525		1,729
Share-based and other compensation	616		637
Domestic tax loss/credit carryforwards	1,746		1,259
Deferred income	712		600
Foreign tax loss/credit carryforwards	818		836
Bad debt, inventory and warranty reserves	361		298
Depreciation	308		253
Hedging losses	576		—
Restructuring charges	302		138	**
Accruals	483		368
Intangible assets	3,540	*	592
Capitalized research and development	1,387		722
Other	1,441		1,300
Gross deferred tax assets	17,761		12,498
Less: valuation allowance	850		608
Net deferred tax assets	$16,911		$11,890

*

Deferred Tax Liabilities

($ in millions)
At December 31:	2020		2019
Goodwill and intangible assets	$2,679		$3,111
GILTI deferred taxes	4,365	*	1,908
Leases and right-of-use assets	1,908		2,216
Depreciation	709		728
Retirement benefits	1,221		1,002
Software development costs	1,007		1,075
Deferred transition costs	205		233
Undistributed foreign earnings	307		725
Other	741		940
Gross deferred tax liabilities	$13,142		$11,938

* The increase in the balance was primarily due to an intra-entity sale of intellectual property in the first quarter of 2020.

** Previously included in Other.

Reconciliation of the beginning and ending amount of unrecognized tax benefits

($ in millions)
	2020	2019	2018
Balance at January 1	$7,146	$6,759	$7,031
Additions based on tax positions related to the current year	1,690	816	394
Additions for tax positions of prior years	159	779	1,201
Reductions for tax positions of prior years (including impacts due to a lapse of statute)	(408)	(922)	(1,686)
Settlements	(19)	(286)	(181)
Balance at December 31	$8,568	$7,146	$6,759